Business Segment and Geographical Information (Tables)	3 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Schedule of Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended
	March 31, 2024	March 31, 2023
	(in thousands)
Ireland	$652,685	$511,834
Rest of Europe	390,215	414,223
U.S.	809,485	844,404
Rest of World	238,001	208,117
Total	$2,090,386	$1,978,578

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations by geographical area was as follows:

	Three Months Ended
	March 31, 2024	March 31, 2023
	(in thousands)
Ireland *	$136,730	$51,327
Rest of Europe	53,511	59,766
U.S.	76,899	88,089
Rest of World	18,357	17,607
Total	$285,497	$216,789
* Includes the full amount of the amortization charge associated with the intangible asset acquired in the Merger.
Schedule of Distribution of Depreciation and Amortization by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	Three Months Ended	Year Ended
	March 31, 2024	December 31, 2023
	(in thousands)
Ireland	$198,339	$199,051
Rest of Europe	98,040	94,046
U.S.	170,078	159,245
Rest of World	46,465	49,175
Total	$512,922	$501,517